Asset Allocation Portfolio

SCHEDULE OF INVESTMENTS

March 31, 2022 (unaudited)

Investment Companies (97.0%)	Shares/Par +	Value $ (000’s)
Domestic Equity (50.0%)
iShares Core S&P 500 ETF	6,400	2,904
iShares Core S&P Mid-Cap ETF	7,350	1,972
iShares Core S&P Small-Cap ETF	26,800	2,891
iShares Russell 2000 ETF	300	62
Northwestern Mutual Series Fund, Inc., Domestic Equity Portfolio £	5,451,753	10,571
Northwestern Mutual Series Fund, Inc., Equity Income Portfolio £	5,711,530	11,806
Northwestern Mutual Series Fund, Inc., Focused Appreciation Portfolio £	4,152,487	16,523
Northwestern Mutual Series Fund, Inc., Growth Stock Portfolio £	4,624,598	16,390
Northwestern Mutual Series Fund, Inc., Large Cap Blend Portfolio £	11,373,464	14,831
Northwestern Mutual Series Fund, Inc., Large Cap Core Stock Portfolio £	6,656,351	14,045
Northwestern Mutual Series Fund, Inc., Large Company Value Portfolio £	9,191,529	11,204
Northwestern Mutual Series Fund, Inc., Mid Cap Growth Stock Portfolio £	4,168,870	14,720
Northwestern Mutual Series Fund, Inc., Mid Cap Value Portfolio £	8,642,996	17,683
Northwestern Mutual Series Fund, Inc., Small Cap Growth Stock Portfolio £	2,305,661	6,391
Northwestern Mutual Series Fund, Inc., Small Cap Value Portfolio £	3,286,156	7,821

Total		149,814

Fixed Income (30.6%)
iShares Core U.S. Aggregate Bond ETF	28,200	3,020
iShares iBoxx High Yield Corporate Bond ETF	2,400	198
Northwestern Mutual Series Fund, Inc., High Yield Bond Portfolio £	20,526,291	14,758
Northwestern Mutual Series Fund, Inc., Multi- Sector Bond Portfolio £	14,257,333	14,799
Northwestern Mutual Series Fund, Inc., Select Bond Portfolio £	47,167,560	55,658
Northwestern Mutual Series Fund, Inc., Short- Term Bond Portfolio £	3,099,764	3,183

Total		91,616

Investment Companies (97.0%)	Shares/ Par +	Value $ (000’s)
Foreign Equity (16.4%)
iShares Core MSCI EAFE ETF	19,600	1,362
iShares Core MSCI Emerging Markets ETF	23,600	1,311
iShares MSCI EAFE ETF	22,100	1,627
Northwestern Mutual Series Fund, Inc., Emerging Markets Equity Portfolio £	2,692,289	3,088
Northwestern Mutual Series Fund, Inc., International Equity Portfolio £	7,772,184	12,311
Northwestern Mutual Series Fund, Inc., International Growth Portfolio £	5,066,412	10,543
Northwestern Mutual Series Fund, Inc., Research International Core Portfolio £	16,201,104	18,907

Total		49,149

Total Investment Companies (Cost: $266,613)		290,579

Short-Term Investments (2.7%)
Commercial Paper (0.6%)
LVMH Moet Hennessy Louis Vuitton SE 0.220%, 4/8/22 144A	500,000	500
Societe Generale SA 0.310%, 4/18/22 144A	1,310,000	1,310

Total		1,810

Investment Companies (1.4%)
JPMorgan Ultra-Short Income ETF	40,300	2,026
PIMCO Enhanced Short Maturity Active ETF	20,100	2,013

Total		4,039

Money Market Funds (0.7%)
State Street Institutional U.S. Government Money Market Fund - Premier Class 0.250%#	2,195,869	2,196

Total		2,196

Total Short-Term Investments (Cost: $8,103)		8,045

Total Investments (99.7%) (Cost: $274,716)@		298,624

Other Assets, Less Liabilities (0.3%)		795

Net Assets (100.0%)		299,419

+	All par is stated in U.S. Dollar unless otherwise noted.
£	Affiliated Company
144A

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold as transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2022 the value of these securities (in thousands) was $1,810 representing 0.6% of the net assets.

#	7-Day yield as of 3/31/2022.
@

At March 31, 2022, the aggregate cost of investments, including derivatives, for federal tax purposes (in thousands) was $274,716 and the net unrealized appreciation of investments based on that cost was $23,908 which is comprised of $31,640 aggregate gross unrealized appreciation and $7,732 aggregate gross unrealized depreciation. Because tax adjustments are calculated annually, these amounts do not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to the Financial Statements section in the Portfolio’s most recent annual report.

Asset Allocation Portfolio

The Fair Value Measurements and Disclosures Topic of the FASB Accounting Standards Codification defines fair value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes and requires disclosure of a fair value hierarchy, separately for each major category of asset and liability, which segregates fair value measurements into levels. A summary of the fair value hierarchy is described below:

Level 1 - fair value is determined by unadjusted quoted prices in active markets for identical securities or derivatives

Level 2 - fair value is determined by other significant observable inputs

Level 3 - fair value is determined by significant unobservable inputs

The categorization of a value determined for a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and does not necessarily correspond to the Portfolio’s perceived risk of that instrument.

The following is a summary of the inputs used in valuing the Portfolio’s Investments at March 31, 2022.

	Valuation Inputs
Description	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs
	(Amounts in thousands)
Assets:
Investment Companies	$290,579	$—	$—
Short-Term Investments
All Others	6,235	—	—
Commercial Paper	—	1,810	—

Total Assets:	$296,814	$1,810	$—

Transactions with Affiliated Companies

An affiliated company is a company in which a Portfolio has ownership of at least 5% of the voting securities or which the Portfolio controls, is controlled by or with which the Portfolio is under common control. Transactions with affiliated companies during the three months ended March 31, 2022 are as follows:

Portfolio	Value at 12/31/2021	Purchases	Sales	Value at 3/31/2022	Change in Unrealized Appreication / (Depreciation)	Realized Gain (Loss)	Income Dividends	Capital Gain Distributions	% Ownership 3/31/2022
	(amount in thousands)
Growth Stock	$18,697	$-	$-	$16,390	$(2,307)	$-	$-	$-	1.4%
Focused Appreciation	18,738	-	740	16,523	(1,738)	263	-	-	1.4%
Large Cap Core Stock	15,479	-	740	14,045	(898)	204	-	-	1.8%
Large Cap Blend	15,764	-	-	14,831	(933)	-	-	-	7.8%
Large Company Value	11,445	-	490	11,204	152	97	-	-	4.9%
Domestic Equity	11,541	-	1,000	10,571	(378)	408	-	-	1.0%
Equity Income	11,503	-	-	11,806	303	-	-	-	1.4%
Mid Cap Growth Stock	16,404	-	-	14,720	(1,684)	-	-	-	1.2%
Mid Cap Value	17,260	-	-	17,683	423	-	-	-	2.5%
Small Cap Growth Stock	7,429	-	-	6,391	(1,038)	-	-	-	0.9%
Small Cap Value	8,475	-	-	7,821	(654)	-	-	-	1.2%
International Growth	12,159	-	-	10,543	(1,616)	-	-	-	1.1%
Research International Core	20,899	-	-	18,907	(1,992)	-	-	-	2.1%
International Equity	12,358	-	-	12,311	(47)	-	-	-	0.7%
Emerging Markets Equity	3,559	-	-	3,088	(471)	-	-	-	0.3%
Short-Term Bond	3,267	-	-	3,183	(84)	-	-	-	0.8%
Select Bond	61,927	1,330	4,000	55,658	(3,382)	(217)	-	-	1.7%
High Yield Bond	17,650	-	2,200	14,758	(646)	(46)	-	-	1.9%
Multi-Sector Bond	16,039	-	-	14,799	(1,240)	-	-	-	1.2%

	$300,593	$1,330	$9,170	$275,232	$(18,230)	$709	$-	$-

Abbreviations

Abbreviations that may be used in the preceding statements

ADR	American Depositary Receipt
AFC	Available Funds Cap security - Security accrues interest at an assumed or uncapped rate. If the interest rate on the underlying loans is lower than the uncapped rate, then the security will pay at the lower rate.
CSTR	Collateral Strip Rate security - interest is based on the weighted net interest rate of the collateral.
EXE	Security receives collateral principal and interest paid which exceeds the amount of principal and income obligated to all bonds in the deal.
IO	Interest Only Security
PO	Principal Only Security
GDR	Global Depositary Receipt
GO	General Obligation
RB	Revenue Bond
CPURNSA	U.S. Consumer Price Index - All Urban Consumers - Not Seasonally Adjusted
LIBOR	London Interbank Offered Rate
SOFR	Secured Overnight Financing Rate
ICE	Intercontinental Exchange
SONIO	Sterling Overnight Interbank Average Rate
DAC	Designated Activity Company
TBA	To Be Announced
OIS	Overnight Index Swaps
DIFC	Dubai International Financial Centre
EURIBOR	Euro Interbank Offered Rate
SDR	Swedish Depository Receipt
ETF	Exchange Traded Fund

Currency Abbreviations
ARS	Argentine Peso
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
CNH	Chinese Yuan Renminbi - Offshore
CNY	Chinese Yuan Renminbi
DKK	Danish Krone
EUR	Euro
GBP	British Pound
HKD	Hong Kong Dollar
IDR	Indonesian Rupiah
INR	Indian Rupee
JPY	Japanese Yen
KES	Kenyan Shilling
KRW	South Korean Won
MXN	Mexican New Peso
NOK	Norwegian Krone
NZD	New Zealand Dollar
PHP	Philippines Peso
PLN	Polish Zloty
RUB	Russian Ruble
SEK	Swedish Krona
THB	Thai Baht
TWD	Taiwan Dollar
USD	United States Dollar
ZAR	South African Rand